Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
12.	Stock-Based Compensation
The Company has established a number of share-based incentive plans for current employees, directors and others, which include Share Appreciation Rights (“SARs”), 2013 Share Option Plan, 2021 Share Option Plan and Warrants.
Share Appreciation Rights
As of September 30, 2021, there were no SARs outstanding. In connection with the Business Combination on August 11, 2021, the liability associated with outstanding SARs was settled with a cash payment of $0.7 million.
2013 Share Option Plan
The holders of Legacy Rockley options under the 2013 Share Option Plan (the “2013 Plan”) continue to hold such options and such options remain subject to the same vesting, exercise and other terms and conditions. In connection with the Business Combination, the holders of Legacy Rockley options may exercise their options to purchase a number of ordinary shares equal to the number of shares of Legacy Rockley ordinary shares subject to such Legacy Rockley options multiplied by the Exchange Ratio of 2.4835 (rounded down to the nearest whole share) at an exercise price per share divided by the Exchange Ratio (rounded to the nearest whole cent). The information presented herein is as if the exchange of stock options occurred as of the earliest period presented.
As of September 30, 2021, there were 0 shares available for grant. Any new grants will become available for issuance under the 2021 Stock Incentive Plan (the “2021 Plan”).
The following table summarizes the stock option activity related to the 2013 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Aggregate Intrinsic Value 1
				(In thousands)
Options outstanding at December 31, 2020	17,898,619	$1.99	6.75	44,515
Granted	—	$—
Exercised	(465,853)	$0.79
Forfeited	(890,369)	$4.07
Expired	(35,742)	$2.92

Options outstanding at September 30, 2021	16,506,655	$1.91	5.80	$92,787

Options exercisable – September 30, 2021	12,925,646	$1.50	5.05	$77,978

2021 Stock Incentive Plan
On March 31, 2021, the Board approved the 2021 Plan. The purpose of the 2021 Plan is to attract, retain, incentivize and reward top talent through stock ownership, to improve operating and financial performance and strengthen the mutuality of interest between eligible service providers and shareholders.
As of September 30, 2021, there were 15,369,185 shares authorized for issuance under the Plan, of which 14,355,705 shares were available for grant.
The following table summarizes the stock option activity related to the 2021 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Options outstanding at December 31, 2020	—	$—	0.00	—
Options granted	1,013,480	$15.84
Options exercised	—	$—
Options forfeited	—	$—
Options expired	—	$—

Options outstanding at September 30, 2021	1,013,480	$15.84	9.86	$—

Options exercisable – September 30, 2021	20,384	$15.84	9.86	$—

1	The aggregated intrinsic value represents the difference between the exercise price and the closing stock price of $7.19 for the Company’s ordinary shares on September 30, 2021.

Stock-based compensation expense
The following table summarizes our stock-based compensation expense for all equity arrangements and is included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Cost of revenue	$346	$467	$977	$1,808
Research and development	1,340	891	3,559	2,971
Selling, general and administrative	469	319	1,320	1,086

Total stock-based compensation expense	$2,155	$1,677	$5,856	$5,865

As of September 30, 2021, total unrecognized compensation expense related to unvested options granted to employees under the Company’s stock option plans was $17.6 million, which is expected to be recognized over a weighted average period of 1.3 years.
Performance Options
For the three months ended September 30, 2021 and 2020, we recognized a total expense of $0.1 million and $0.02 million in relation to the performance-based options. For the nine months ended September 30, 2021 and 2020, we recognized a total expense of $0.3 million and $0.1 million. As of September 30, 2021 and December 31, 2020, there were approximately $0.9 million and $1.2 million of unrecognized stock-based compensation expense related to the performance-based options. During the nine months ended September 30, 2021, no additional performance-based options were granted.
Warrants
In connection with the Business Combination on August 11, 2021, all outstanding warrants of Legacy Rockley were exercised on a cashless basis and converted into the right to receive 1.8 million ordinary shares of the Company, with a fair value of $18.1 million.

11.	Stock-Based Compensation
The Company has established a number of share-based incentive plans for current employees, directors and others, which include Share Appreciation Rights, 2013 Share Option Plan and Warrants.
Share Appreciation Rights
On November 12, 2013, the Company issued to certain employees Share Appreciation Rights (“SARs”) that require us to pay the intrinsic value of the SARs to the employee at the date of exercise. These SARs vest over a period of four years, provided the employee remains in the employment of the Company and recorded as liabilities at fair value as of the respective period end. As of December 31, 2020 and 2019, there were 30,000 SARs outstanding at an exercise price per share of $0.00001.
As of December 31, 2020 and 2019, the Company had recorded liabilities of $0.7 million and $0.4 million related to these SARs based on their fair value of $20.28 and $12.98 per share as of December 31, 2020 and 2019, respectively. The Company recognized expense for the SARs in the consolidated statements of operations and comprehensive loss under selling, general and administrative of $0.3 million and $0.02 million during the years ended December 31, 2020 and 2019.
2013 Share Option Plan
In 2013, we adopted the 2013 Equity Incentive Plan (the “Plan”), which provides for grants of stock options to attract and retain employees, directors, officers, and consultants.
As of December 31, 2020, there were 11,458,989 shares authorized for issuance under the Plan, of which 2,746,089 shares were available for grant. Share options can be granted with an exercise price less than, equal to fundrai
sing targets. As of December 31, 2020, it was determined that all of these awards met their performance conditions, and the Company recognized a total ex pense of $0.8 million in relation to these awards. As of December 31, 2020 and 2019, there were approximately $1.2 million and $2.0 million of unrecognized stock-based compensation expense related to these performance-based awards. During the year ended December 31, 2020, no additiona
l performance-based awards were granted.